Liquidity and Going Concern (Additional Information) (Details) - USD ($)					12 Months Ended
	Jun. 27, 2023	Apr. 30, 2023	Mar. 21, 2023	Nov. 17, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 22, 2023	Sep. 25, 2023
Liquidity and Going Concern [Line Items]
Shares issued, shares					250,000
Negative working capital					$ 203,600,000
Cash and cash equivalents					3,921,000	$ 2,184,000
Loss from operations					(105,431,000)	(50,634,000)	$ (35,838,000)
Net cash used in operating activities					20,700,000
Accumulated deficit					(490,245,000)	$ (375,914,000)
Principal laon amount	$ 30,000,000
Aggregate Principle amount of issued debt		$ 25,000,000
Outstanding balance of revolving facility					$ 17,000,000
Offer and sell shares of Common Stock					160,084,250	141,348,856			474,683
Common stock, par value					$ 0.0001	$ 0.0001
Equity Purchase Agreement with Yorkville and B. Riley [Member]
Liquidity and Going Concern [Line Items]
Convertible Debenture principal Amount			$ 25,000,000
Convertible Debenture					$ 24,000,000
Aggregate Principle amount of issued debt					$ 25,000,000
A&R Yorkville Purchase Agreement
Liquidity and Going Concern [Line Items]
Aggregate Principle amount of issued debt		$ 15,000,000
Offer and sell shares of Common Stock					632,431
Right to sell maximum number of common stock shares				$ 500,000,000	$ 500,000,000
Common stock, par value				$ 0.0001
A&R Yorkville Purchase Agreement | Common Stock [Member]
Liquidity and Going Concern [Line Items]
Shares issued, shares					250,000
ATM Sales Agreement
Liquidity and Going Concern [Line Items]
Offer and sell shares of Common Stock					0
Maximum [Member] | ATM Sales Agreement | Common Stock [Member]
Liquidity and Going Concern [Line Items]
Common stock issuable, value								$ 170,000,000
Value of stock sold for termination of offering								$ 170,000,000